Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets, Net
Summary of intangible assets and related accumulated amortization

	As of
	December 31, 2021	September 30, 2022
Automotive Manufacturing Permission	647,174	647,174
Insurance Agent License	—	35,000
Indefinite-lived intangible assets	647,174	682,174
Software	137,576	196,705
Patents	694	694
Definite‑lived intangible assets	138,270	197,399
Less: Accumulated amortization
Software	(33,290)	(46,849)
Patents	(694)	(694)
Accumulated amortization	(33,984)	(47,543)
Definite‑lived intangible assets, net	104,286	149,856
Total intangible assets, net	751,460	832,030

Summary of amortization expenses related to intangible assets for future periods

As of September 30,
2022
Year ending September 30, 2023	22,341
Year ending September 30, 2024	19,501
Year ending September 30, 2025	16,798
Year ending September 30, 2026	15,925
Thereafter	75,291
Total	149,856